Other Income	12 Months Ended
Mar. 31, 2024
Other Income [Abstract]
OTHER INCOME

NOTE 3A — OTHER INCOME

Other income	For the year ended March 31, 2024	For the year ended March 31, 2023
Fair value gain on warrant liability	—	22,766
Miscellaneous income	3,916	1,501
Liabilities no longer required written back	1,635,651	360,878
	1,639,567	385,145

Fair value gain on remeasurement of share warrant liability

Since the borrowings have been repaid and the warrants have lapsed post-repayment, there is no fair value gain on remeasurement of share warrant liability for the year ended March 31, 2024.

We have recognized fair value gain on remeasurement to the extent of $22,766 for the year ended March 31, 2023.

The outstanding warrants were recognized as a warrant liability on the balance sheet and measured at their inceptions date fair value and subsequently re-measured at each reporting period with change being recorded as a component of other income in the statement of operations.

Liabilities no longer required written back

Since the borrowings have been repaid and the warrants have lapsed post-repayment, we have recognized as provision for liabilities no longer required written back of $1,585,730 in respect of warrants obligation no longer required for the year ended March 31, 2024. Further, provision for staff costs and borrowings no longer required of $49,921 for the year ended March 31, 2024 is written back.

Liabilities no longer required written back for the year ended March 31, 2023 includes provision for staff costs no longer required of $360,878.